Condensed Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	6 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2013	Jul. 22, 2013	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Other Comprehensive (Loss) Income, net of tax
Net Income		$ 54	$ 112	$ 132	[1]	$ 12	[1]
Unrealized (loss) gain on derivatives, net of income tax benefit (expense) of $5, $(16), and $7			(52)	48	[1]	(20)	[1]
Other comprehensive (loss) income			(52)	48	[1]	(20)	[1]
Comprehensive Income (Loss)			60	180	[1]	(8)	[1]
Comprehensive income attributable to noncontrolling interest	69 [1]		5
Comprehensive Income (Loss), Net of Tax, Available for Common Stockholders	15		7
Predecessor
Other Comprehensive (Loss) Income, net of tax
Net Income			0	54	[1]
Comprehensive Income (Loss)		73 [1]	0
Drop-down Acquisition [Member]
Other Comprehensive (Loss) Income, net of tax
Net Income			$ 48	$ 23	[1]

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.